Schedule of Investments
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.48%
Brazil–12.51%
Ambev S.A., ADR	7,405,469	$23,105,063
Arcos Dorados Holdings, Inc., Class A(a)	6,250,663	70,632,492
B3 S.A. - Brasil, Bolsa, Balcao	4,309,160	13,577,898
Multiplan Empreendimentos Imobiliarios S.A.	11,259,329	62,883,189
Raia Drogasil S.A.	6,157,736	37,724,475
TOTVS S.A.	3,772,700	23,591,591
		231,514,708
China–26.56%
Airtac International Group	979,000	29,097,501
China Mengniu Dairy Co. Ltd.(b)	11,687,000	44,365,907
China Resources Beer Holdings Co. Ltd.	6,714,000	43,053,304
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	8,043,566	21,266,087
Fuyao Glass Industry Group Co. Ltd., H Shares(c)	8,098,800	35,938,094
JD.com, Inc., ADR(d)	635,544	26,254,323
Meituan, B Shares(b)(c)	95,430	1,815,561
Prosus N.V.	222,367	17,609,939
Tencent Holdings Ltd.	1,116,100	51,226,607
Tongcheng Travel Holdings Ltd.(b)(c)	22,288,000	53,779,219
Wuliangye Yibin Co. Ltd., A Shares	2,140,260	54,585,705
Yum China Holdings, Inc.(d)	1,845,858	112,634,256
		491,626,503
Egypt–1.57%
Eastern Co. S.A.E.	14,250,488	8,614,858
EFG Holding S.A.E.(b)	38,434,502	20,498,401
		29,113,259
France–2.32%
Bollore SE	6,808,819	43,015,826
Hong Kong–1.69%
AIA Group Ltd.	3,130,000	31,277,981
Hungary–3.80%
Gedeon Richter PLC	2,790,740	70,397,245
India–6.34%
Emami Ltd.	3,355,291	18,896,621
HDFC Bank Ltd., ADR	1,017,245	69,457,489
MakeMyTrip Ltd.(b)	384,084	11,050,097
SBI Life Insurance Co. Ltd.(c)	1,153,035	17,974,355
		117,378,562
Indonesia–5.39%
PT Bank Central Asia Tbk	74,917,000	45,329,107
PT Kalbe Farma Tbk	296,157,900	37,647,949
PT Telkom Indonesia (Persero) Tbk	68,261,900	16,822,826
		99,799,882
Macau–0.68%
Galaxy Entertainment Group Ltd.(b)	1,726,000	12,551,170
Shares		Value
Mexico–10.77%
Bolsa Mexicana de Valores S.A.B. de C.V.	19,251,320	$40,813,488
GMexico Transportes S.A.B. de C.V.	12,029,493	28,663,886
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,779,178	31,335,253
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	645,638	12,301,631
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	20,684,192	48,569,867
Wal-Mart de Mexico S.A.B. de C.V., Series V	9,060,410	37,718,792
		199,402,917
Nigeria–1.11%
Zenith Bank PLC	447,469,084	20,512,556
Philippines–5.85%
BDO Unibank, Inc.	23,561,062	62,227,432
SM Investments Corp.	723,820	12,031,465
SM Prime Holdings, Inc.	55,972,100	34,040,895
		108,299,792
Russia–0.00%
Detsky Mir PJSC(b)(e)	6,640,610	7
Moscow Exchange MICEX-RTS PJSC(e)	11,806,000	12
Sberbank of Russia PJSC(e)	11,900,044	12
Sberbank of Russia PJSC, Preference Shares(e)	15,636,015	15
		46
South Africa–1.05%
Naspers Ltd., Class N	98,890	19,444,684
South Korea–4.45%
Douzone Bizon Co. Ltd.	335,094	7,208,471
LEENO Industrial, Inc.	116,138	15,383,404
Samsung Electronics Co. Ltd.	1,089,803	59,733,613
		82,325,488
Taiwan–7.25%
ASPEED Technology, Inc.	133,000	9,847,450
MediaTek, Inc.	771,000	16,928,070
Taiwan Semiconductor Manufacturing Co. Ltd.	4,348,000	78,303,145
Visual Photonics Epitaxy Co. Ltd.	6,918,000	29,241,959
		134,320,624
United Arab Emirates–1.66%
Emaar Properties PJSC	16,658,100	30,665,490
Vietnam–0.48%
Vietnam Dairy Products JSC	2,723,148	8,969,159
Total Common Stocks & Other Equity Interests (Cost $1,372,860,247)		1,730,615,892
Money Market Funds–6.16%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(a)(f)	39,937,790	39,937,790
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(a)(f)	28,518,915	28,521,766

See accompanying notes which are an integral part of this schedule.
Invesco EQV Emerging Markets All Cap Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.18%(a)(f)	45,643,188	$45,643,188
Total Money Market Funds (Cost $114,103,648)		114,102,744
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.64% (Cost $1,486,963,895)		1,844,718,636
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.36%
Invesco Private Government Fund, 5.24%(a)(f)(g)	1,843,587	1,843,587
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.38%(a)(f)(g)	4,740,652	$4,740,652
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,584,229)		6,584,239
TOTAL INVESTMENTS IN SECURITIES—100.00% (Cost $1,493,548,124)		1,851,302,875
OTHER ASSETS LESS LIABILITIES–(0.00)%		(43,809)
NET ASSETS–100.00%		$1,851,259,066
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,452,871	$121,287,238	$(105,802,319)	$-	$-	$39,937,790	$1,068,492
Invesco Liquid Assets Portfolio, Institutional Class	11,276,948	86,633,742	(69,384,706)	(4,290)	72	28,521,766	765,409
Invesco Treasury Portfolio, Institutional Class	27,946,138	138,613,986	(120,916,936)	-	-	45,643,188	1,218,732
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,372,862	77,789,466	(90,318,741)	-	-	1,843,587	84,455*
Invesco Private Prime Fund	36,948,524	192,447,084	(224,649,594)	(3,188)	(2,174)	4,740,652	236,609*
Investments in Other Affiliates:
Arcos Dorados Holdings, Inc., Class A	73,318,658	-	(34,436,913)	26,203,295	5,547,452	70,632,492	1,170,636
Total	$188,316,001	$616,771,516	$(645,509,209)	$26,195,817	$5,545,350	$191,319,475	$4,544,333

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $109,507,229, which represented 5.92% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at July 31, 2023.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV Emerging Markets All Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$231,514,708	$—	$—	$231,514,708
China	138,888,579	352,737,924	—	491,626,503
Egypt	29,113,259	—	—	29,113,259
France	—	43,015,826	—	43,015,826
Hong Kong	—	31,277,981	—	31,277,981
Hungary	—	70,397,245	—	70,397,245
India	80,507,586	36,870,976	—	117,378,562
Indonesia	—	99,799,882	—	99,799,882
Macau	—	12,551,170	—	12,551,170
Mexico	199,402,917	—	—	199,402,917
Nigeria	—	20,512,556	—	20,512,556
Philippines	—	108,299,792	—	108,299,792
Russia	—	—	46	46
South Africa	—	19,444,684	—	19,444,684
South Korea	—	82,325,488	—	82,325,488
Taiwan	16,928,070	117,392,554	—	134,320,624
United Arab Emirates	—	30,665,490	—	30,665,490
Vietnam	—	8,969,159	—	8,969,159
Money Market Funds	114,102,744	6,584,239	—	120,686,983
Total Investments	$810,457,863	$1,040,844,966	$46	$1,851,302,875
Invesco EQV Emerging Markets All Cap Fund